Sale of RPK (Details)		6 Months Ended		12 Months Ended
	Sep. 19, 2023 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 EUR (€)
Sale of RPK [Line Items]
Aggregate fee	$ 500,000
Gain on sale of subsidiary					$ 198,780
Gain on discontinued operations			$ 589,292	507,604	$ (784,206)
RPK Biopharma Unipessoal Lda. (“RPK”) [Member]
Sale of RPK [Line Items]
Cash consideration				(2,000,000)
Net debt (in Euro) | €						€ 4,000,000
Deposits from banks				500,000
Aggregate fee				446,250
Gain on sale of subsidiary				198,780
Gain on discontinued operations				$ (827,620)